SEGMENT INFORMATION - Narrative (Details)	4 Months Ended	12 Months Ended
	Apr. 15, 2021 segment	Dec. 31, 2021 undergoing_conversion carrier segment operational_flng	Dec. 31, 2020 segment
Segmental information:
Number of reportable segments | segment	4	3	3
Number of operational FLNG | operational_flng		1
Number of carriers earmarked for conversion | carrier		1
Gimi Conversion
Segmental information:
Number of undergoing conversions | undergoing_conversion		1